Cash Equivalents and Investments - Schedule of Cash and Cash Equivalent and Investment in Available for Sale Securities (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Cash and Cash Equivalents [Line Items]
1 Year or Less	$ 522,468
1 Year or Greater	80,110
Total	602,578
Money market funds
Cash and Cash Equivalents [Line Items]
1 Year or Less	123,690
Total	123,690
Commercial paper
Cash and Cash Equivalents [Line Items]
1 Year or Less	203,607
Total	203,607
Corporate notes and bonds
Cash and Cash Equivalents [Line Items]
1 Year or Less	14,818
1 Year or Greater	65,135
Total	79,953
Municipal bonds
Cash and Cash Equivalents [Line Items]
1 Year or Less	2,000
Total	2,000
US government and agency
Cash and Cash Equivalents [Line Items]
1 Year or Less	178,353
1 Year or Greater	14,975
Total	$ 193,328